Other Receivables (Tables)	12 Months Ended
Jan. 31, 2026
Other Receivables
Schedule of other receivables

	January 31,	January 31,
	2026	2025
Net working capital adjustments receivable from acquisitions	72	—
Other receivables	26,381	16,931
	26,453	16,931